Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2023	Mar. 31, 2022
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 18,363	¥ 18,162
Less: Amounts offset in the consolidated balance sheets	[2]	(16,943)	(16,608)
Total net amounts reported on the face of the consolidated balance sheets	[3]	¥ 1,420	¥ 1,554
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Trading Securities and Financial Instruments Owned Principal Investments at Fair Value	Trading Securities and Financial Instruments Owned Principal Investments at Fair Value
Less: Additional amounts not offset in the consolidated balance sheets
Financial instruments and non-cash collateral	[4]	¥ (394)	¥ (432)
Net amount		1,026	1,122
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[5]	18,338	17,739
Less: Amounts offset in the consolidated balance sheets	[2],[5]	(16,329)	(16,079)
Total net amounts reported on the face of the consolidated balance sheets	[3],[5]	¥ 2,009	¥ 1,660
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Trading liabilities	Trading liabilities
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	¥ (315)	¥ (134)
Net amount	[5]	1,694	1,526
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		649	709
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	880	1,054
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		416	265
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	730	403
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		11,535	9,486
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	10,976	8,584
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,191	2,332
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	1,226	2,309
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		73	120
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	45	60
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		182	208
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	252	276
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		86	223
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	92	224
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		8	12
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	14	14
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		4,220	4,806
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	4,120	4,814
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		2	1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]	3	1
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1	0
Derivative liabilities
Gross derivative balances, Derivative liabilities	[5]		¥ 0

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2022, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥458 billion and ¥671 billion, respectively. As of March 31, 2023, the gross balance of such derivative assets and derivative liabilities was ¥479 billion and ¥753 billion, respectively.
[2]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2022, Nomura offset a total of ¥1,431 billion of cash collateral receivables against net derivative liabilities and ¥1,960 billion of cash collateral payables against net derivative assets. As of March 31, 2023, Nomura offset a total of ¥1,591 billion of cash collateral receivables against net derivative liabilities and ¥2,205 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.
[4]	Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2022, a total of ¥359 billion of cash collateral receivables and ¥652 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2023, a total of ¥298 billion of cash collateral receivables and ¥673 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[5]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.